Schedule of Investments (unaudited) January 31, 2023	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.2%
iShares Developed Real Estate Index Fund, Class K	14,227	$138,287
iShares ESG Aware MSCI EAFE ETF	10,343	742,110
iShares ESG Aware MSCI EM ETF(b)	3,160	104,312
iShares ESG Aware MSCI USA ETF(b)	16,293	1,470,280
iShares ESG Aware MSCI USA Small-Cap ETF	5,038	182,980
iShares MSCI Canada ETF	1,808	64,781
iShares MSCI EAFE Small-Cap ETF(b)	1,747	106,812
iShares MSCI Emerging Markets Small-Cap ETF(b)	807	41,724

		2,851,286

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	457	22,077
iShares TIPS Bond ETF	60	6,519

		28,596

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)	154,855	154,948
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)	7,003	7,003

		161,951

Total Investments — 105.8% (Cost: $2,755,504)		3,041,833

Liabilities in Excess of Other Assets — (5.8)%		(165,673)

Net Assets — 100.0%		$2,876,160

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$78,921	$75,691	(a)	$—		$322	$14	$154,948	154,855	$703	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,689	—		(2,686	)(a)	—	—	7,003	7,003	50		—
iShares Developed Real Estate Index Fund, Class K	119,562	3,707		(1,125)		(178)	16,321	138,287	14,227	—		—
iShares ESG Aware MSCI EAFE ETF	652,925	16,608		(60,443)		(2,412)	135,432	742,110	10,343	3,283		—
iShares ESG Aware MSCI EM ETF	89,075	3,499		(6,881)		(941)	19,560	104,312	3,160	1,747		—
iShares ESG Aware MSCI USA ETF	1,313,861	99,579		(13,193)		(2,622)	72,655	1,470,280	16,293	5,510		—
iShares ESG Aware MSCI USA Small-Cap ETF	166,880	4,576		(1,469)		(204)	13,197	182,980	5,038	708		—
iShares ESG Aware U.S. Aggregate Bond ETF	20,515	523		(141)		(29)	1,209	22,077	457	141		—
iShares MSCI Canada ETF	58,232	2,103		(523)		(46)	5,015	64,781	1,808	876		—
iShares MSCI EAFE Small-Cap ETF	94,850	1,510		(8,139)		(1,863)	20,454	106,812	1,747	—		—
iShares MSCI Emerging Markets Small-Cap ETF	36,179	1,151		(389)		(109)	4,892	41,724	807	319		—
iShares TIPS Bond ETF	6,383	—		—		—	136	6,519	60	29		—

						$(8,082)	$288,885	$3,041,833		$13,366		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,851,286	$—	$—	$2,851,286
Fixed-Income Funds	28,596	—	—	28,596
Money Market Funds	161,951	—	—	161,951

	$3,041,833	$—	$—	$3,041,833

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2